Description of the Plans	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
Description of the Plans	Description of the Plans
The accompanying financial statements comprise the employee savings plans of Eli Lilly and Company (the Company) and certain of the Company’s United States (U.S.) and Puerto Rico affiliates that participate in The Lilly Employee Savings Plan Master Trust (the Master Trust).
General
The Lilly Employee 401(k) Plan (the 401(k) Plan) was established for the benefit of eligible employees of Eli Lilly and Company and participating subsidiaries and affiliated companies. The Savings Plan for Lilly Affiliate Employees in Puerto Rico (the Puerto Rico Plan) was established for the benefit of resident eligible employees of, and certain employees within, the Commonwealth of Puerto Rico. The accompanying financial statements include the net assets and related activity of the 401(k) Plan and the Puerto Rico Plan.
The following description of the 401(k) Plan and the Puerto Rico Plan (collectively, the Plans) provides only general information. Participants should refer to the applicable plan documents and the Plans’ summary plan descriptions for more complete information.
The Northern Trust Company and Banco Popular de Puerto Rico are the trustees of the 401(k) Plan and the Puerto Rico Plan, respectively. Alight Solutions, LLC is the recordkeeper of the Plans. The Company is the plan sponsor for the 401(k) Plan, and Lilly del Caribe, Inc. is the plan sponsor for the Puerto Rico Plan. The Employee Benefits Committee of the Company is the plan administrator for the Plans.
Full-time employees become eligible for participation in the Plans on the first day of employment. Seasonal, part-time, or other special-status employees must generally complete 1,000 hours of service within a 12-consecutive-month period to be eligible. Additionally, for the Lilly Employee 401(k) plan, seasonal, part-time, or other special status employees who do not meet the above service criteria become eligible for participation in the 401(k) Plan upon completing two 12-consecutive-month periods with at least 500 hours of service in each 12-month period as a long-term part-time employee. The Plans allow for participant contributions from 1% to 50% of base compensation up to applicable regulatory limits. Participants have the option of enrolling in a program to increase their contribution rates automatically each year. Matching contributions by the Company are currently 100% of participant pre-tax and or Roth contributions up to the 6% participant contribution level, subject to applicable regulatory limits.

Contributions
Participants may designate that their contributions be invested in any of the investment options offered by the Plans. In addition, participants generally can buy and sell investments offered by the Plans, including the Eli Lilly and Company common stock fund (the Company Stock Fund), and transfer money from any of the investment options into and out of any of the other investment options. Company matching contributions are allocated based on a participant’s investment elections for their own contributions.
The Company Stock Fund invests in the Company’s common stock. The total return of the Company Stock Fund will reflect dividend payments to shareholders, as well as capital appreciation or depreciation. Except with respect to certain small dividend amounts, participants also are allowed to take payment of the Company Stock Fund dividends in cash in lieu of having them reinvested in their participant accounts. The Company Stock Fund holds a small percentage of assets in cash equivalents for liquidity purposes. Therefore, the Company Stock Fund may not reflect the exact performance of the underlying security over any given time period.
Vesting
All participants are vested immediately in their own contributions. All active participants vest in 100% of the Company's matching contributions after completing one hour of creditable service.
Participant Loans
Participants may borrow from their accounts a minimum of $1,000 and a maximum of the least of (1) one-half of the amount of the participant’s vested account, (2) 90% of the portion of the participant’s account balance attributable to the participant’s pretax contributions and rollover account, and (3) $50,000 (all of which are reduced by any unpaid loan balance). The loans are collateralized by the participant’s vested account and bear interest at prime plus 1%. Should the participant terminate as an employee, the balance of the outstanding loan becomes due and payable.
Payment of Benefits
Participants may elect to receive distributions upon termination in the form of one or more lump-sum payments or various installment annuities. Participants may also be eligible to take voluntary, in-service withdrawals, including hardship withdrawals, non-hardship withdrawals, and age 59½ withdrawals. Mandatory distributions are made in accordance with the Plans' provisions.
Termination
The Plans are subject to and are intended to comply with the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended, and applicable Internal Revenue Service (IRS) and Commonwealth of Puerto Rico Department of Treasury requirements. The Company has the right to terminate the Plans subject to the provisions of ERISA and the Plans, as established in the applicable plan documents. In the event the Plans are terminated, each participant’s account shall be nonforfeitable with respect to both the employee’s and the Company’s contributions, and the net assets are to be set aside for payment of withdrawals by participants.
Administrative Expenses
The Plans' administrative expenses are paid for either by the Plans' participants or by the Plans' sponsors. Administrative expenses that are paid directly by the Plans' sponsors are excluded from these financial statements. Participants are assessed separate fees for certain transactions, including, but not limited to, loans, maintaining a self-directed brokerage account, and/or processing of a qualified domestic relations order, as applicable.